ASSETS AND LIABILITIES (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Assets And Liabilities Details 5
Accounts payable	$ 647,083	$ 63,826
Accrued credit card balances	31,654	91,037
Accrued royalties	73,675	0
Sales returns and allowances	60,853	0
Accrual for stock to be issued to consultants (see Note 8)	360,000
Accrued other	36,785	640
Total	$ 1,210,050	$ 155,503